Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000133805_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Commodity Strategy Central Fund
C000133805_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000133805_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,203
C000133805_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,366
C000133805_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,849
C000133805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,181
C000133805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,226
C000133805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,451
C000133805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,617
C000133805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,317
C000133805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,842
C000133805_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,052
C000133805_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
C000133805_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,202
C000133805_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,273
C000133805_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,526
C000133805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,015
C000133805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,927
C000133805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,120
C000133805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,147
C000133805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,032
C000133805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,358
C000133805_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,558
C000133805_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000133805_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,997
C000133805_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,750
C000133805_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,088
C000133805_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,529
C000133805_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,560
C000133805_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,452
C000133805_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,470
C000133805_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,798
C000133805_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,247
C000133805_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 27,024